BUSINESS ACQUISITION (Details Narrative) ¥ in Thousands				12 Months Ended
		Jan. 13, 2022 shares	Jun. 09, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)		Jan. 31, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Bargain purchase gain			$ 12,000
Net loss				$ (697,941)		$ (7,081,647)	[1]		$ (9,924,859)	[1]
Revenue	[2]			38,635,635		24,233,463			19,390,579
Taoping New Media Co., Ltd [Member]
Business Acquisition [Line Items]
Outstanding percent			24.60%
Revenue				200,000		100,000			100,000
Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Outstanding percent												24.60%
Taoping New Media Co., Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting			100.00%									100.00%
Business acquisition, shares issued, shares | shares			121,363
Business acquisition, shares issued, value			$ 5,400,000
Bargain purchase gain			$ 12,345
Revenue				3,000,000.0		3,300,000			1,780,000
Net loss				1,000,000.0		370,000			$ 550,000
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting			51.00%									51.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting											100.00%
Business acquisition, shares issued, shares | shares		20,154
Net loss				180,000		130,000
Revenue				$ 70,000.00		$ 600,000
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Second Phase [Member]
Business Acquisition [Line Items]
Revenue | ¥								¥ 2,500
Net loss | ¥								¥ 500
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Third Phase [Member]
Business Acquisition [Line Items]
Revenue | ¥					¥ 2,600
Net loss | ¥					¥ 550
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting		95.56%		100.00%	100.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | First Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | Second Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | Third Phase [Member]
Business Acquisition [Line Items]
Shares issued, third phase | shares		6,718

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[2]	Revenues by operating segments exclude intercompany transactions.